Financial Instruments (Details 2)	3 Months Ended
Feb. 29, 2020 USD ($)
Undiscounted future cash flows	$ 8,497,771
Accounts Payable
Undiscounted future cash flows	3,977,117
Accrued Liabilities
Undiscounted future cash flows	1,065,460
Income tax payable
Undiscounted future cash flows	5,678
Employee Costs Payable
Undiscounted future cash flows	1,450,497
Unsecured Convertible Debentures
Undiscounted future cash flows	1,839,156
Promissory note payable
Undiscounted future cash flows	159,863
Less Than 3 Months
Undiscounted future cash flows	7,985,031
Less Than 3 Months | Accounts Payable
Undiscounted future cash flows	3,977,117
Less Than 3 Months | Accrued Liabilities
Undiscounted future cash flows	1,085,460
Less Than 3 Months | Income tax payable
Undiscounted future cash flows	5,678
Less Than 3 Months | Employee Costs Payable
Undiscounted future cash flows	1,450,497
Less Than 3 Months | Unsecured Convertible Debentures
Undiscounted future cash flows	1,326,416
Less Than 3 Months | Promissory note payable
Undiscounted future cash flows	159,863
Three To Six Months
Undiscounted future cash flows	12,603
Three To Six Months | Accounts Payable
Undiscounted future cash flows	0
Three To Six Months | Accrued Liabilities
Undiscounted future cash flows	0
Three To Six Months | Income tax payable
Undiscounted future cash flows	0
Three To Six Months | Employee Costs Payable
Undiscounted future cash flows	0
Three To Six Months | Unsecured Convertible Debentures
Undiscounted future cash flows	12,603
Three To Six Months | Promissory note payable
Undiscounted future cash flows	0
Six To Nine Months
Undiscounted future cash flows	500,137
Six To Nine Months | Accounts Payable
Undiscounted future cash flows	0
Six To Nine Months | Accrued Liabilities
Undiscounted future cash flows	0
Six To Nine Months | Income tax payable
Undiscounted future cash flows	0
Six To Nine Months | Employee Costs Payable
Undiscounted future cash flows	0
Six To Nine Months | Unsecured Convertible Debentures
Undiscounted future cash flows	500,137
Six To Nine Months | Promissory note payable
Undiscounted future cash flows	0
Nine Months To One Year
Undiscounted future cash flows	0
Nine Months To One Year | Accounts Payable
Undiscounted future cash flows	0
Nine Months To One Year | Accrued Liabilities
Undiscounted future cash flows	0
Nine Months To One Year | Income tax payable
Undiscounted future cash flows	0
Nine Months To One Year | Employee Costs Payable
Undiscounted future cash flows	0
Nine Months To One Year | Unsecured Convertible Debentures
Undiscounted future cash flows	0
Nine Months To One Year | Promissory note payable
Undiscounted future cash flows	0
Greater Than One Year
Undiscounted future cash flows	0
Greater Than One Year | Accounts Payable
Undiscounted future cash flows	0
Greater Than One Year | Accrued Liabilities
Undiscounted future cash flows	0
Greater Than One Year | Income tax payable
Undiscounted future cash flows	0
Greater Than One Year | Employee Costs Payable
Undiscounted future cash flows	0
Greater Than One Year | Unsecured Convertible Debentures
Undiscounted future cash flows	0
Greater Than One Year | Promissory note payable
Undiscounted future cash flows	$ 0